American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2019 to June 30, 2020

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
	7/6/2019 GB Sciences Inc	GBLX	361544109		8/15/2019	1 The approval of the increase in the number of authorized capital shares from	Issuer		Yes		For	For	7/12/2019
400,000,000 to 600,000,000.
						2 The ratification of the appointment of Soles, Heyn & Company LLP as the	Issuer		Yes		For	For
Corporation's independent accountants to audit the Corporation's financial statements for the fiscal year ending March 31, 2020.

	7/24/2019 NEPTUNE WELLNESS	NEPT	64079	L105	8/14/2019	1 DIRECTOR	Issuer		Yes		For	For	8/2/2019
SOLUTIONS INC.
Mr. John M. Moretz
Mr. Michael Cammarata
Mr. R.P. Schottenfeld
Dr. Ronald Denis
Mr. Philippe Trudeau
Ms. Hélène F. Fortin
						2 Appointment of KPMG LLP as Auditors of the Corporation for the ensuing year	Issuer		Yes		For	For
and authorizing the Directors to fix their remuneration.
						3 To consider and, if deemed appropriate, to pass, with or without variation, an	Issuer		Yes		For	For
ordinary resolution approving certain amendments to the Corporation's stock option plan and equity incentive plan, and ratifying and confirming the grant of 7,800,000 options to purchase common shares of the Corporation to Michael Cammarata, as more particularly described in the circular.

	10/3/2019 Akerna	KERN	00973	W102	11/11/2019	1 DIRECTOR	Issuer		Yes		For All	For All	10/4/2019
Tahira Rehmatullah
Matthew R. Kane
						2 Ratification of appointment of Marcum LLP.	Issuer		Yes		For	For
						3 Advisory vote on 2019 executive compensation ("Say-on-Pay").	Issuer		Yes		For	For
						4 Advisory vote on the frequency of future Say-on-Pay votes.	Issuer		Yes		3 Years	3 Years

10/1/2019 CHINESEINVESTORS.COM, INCCIXX			16947	Q203	11/16/2019	1a ELECTION OF DIRECTOR: WARREN WANG	Issuer		Yes		For	For	10/4/2019
						1b ELECTION OF DIRECTOR: KEEVIN GILLESPIE	Issuer		Yes		For	For
						1c ELECTION OF DIRECTOR: DELRAY WANNEMACHER	Issuer		Yes		For	For
						1d ELECTION OF DIRECTOR: KING FAI LEUNG	Issuer		Yes		For	For
						1e ELECTION OF DIRECTOR: SHELBY CHAN	Issuer		Yes		For	For
						2 SELECTION OF B F BORGERS CPA PC AS OUR AUDIT FIRM FOR	Issuer		Yes		For	For
FY 2020
						3 AMENDMENT TO THE COMPANY'S CERTIFICATE OF	Issuer		Yes		For	For
INCORPORATION TO INCREASE THE COMPANY'S AUTHORIZED
SHARES OF COMMON STOCK FROM 80,000,000 TO 700,000,000
SHARES AND TO INCREASE THE COMPANY'S AUTHORIZED
SHARES OF PREFERRED STOCK FROM 20,000,000 TO 300,000,000
SHARES
						4 APPROVAL OF THE COMPANY'S 2019 AMENDED EQUITY	Issuer		Yes		For	For
INCENTIVE PLAN
						5 ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE	Issuer		Yes		For	For
COMPENSATION
						6 AN ADVISORY RESOLUTION TO APPROVE THE FREQUENCY OF THE	Issuer		Yes		1 Year	1 Year
COMPANY'S "SAY ON PAY" VOTE

	10/24/2019 Microsoft	MSFT	594918		12/4/2019	1A Election of Director: William H. Gates III	Issuer		Yes		For	For	10/25/2019
						1B Election of Director: Reid G. Hoffman	Issuer		Yes		For	For
						1C Election of Director: Hugh F. Johnston	Issuer		Yes		For	For
						1D Election of Director: Teri L. List-Stoll	Issuer		Yes		For	For
						1E Election of Director: Satya Nadella	Issuer		Yes		For	For
						1F Election of Director: Sandra E. Peterson	Issuer		Yes		For	For
						1G Election of Director: Penny S. Pritzker	Issuer		Yes		For	For
						1H Election of Director: Charles W. Scharf	Issuer		Yes		For	For
						1I Election of Director: Arne M. Sorenson	Issuer		Yes		For	For
						1J Election of Director: John W. Stanton	Issuer		Yes		For	For
						1K Election of Director: John W. Thompson	Issuer		Yes		For	For
						1L Election of Director: Emma Walmsley	Issuer		Yes		For	For

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2019 to June 30, 2020

					Shareholder		Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date		Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
							1M Election of Director: Padmasree Warrior	Issuer		Yes		For	For
							2 Advisory vote to approve named executive officer compensation	Issuer		Yes		For	For
							3 Ratification of Deloitte & Touche LLP as our independent auditor for fiscal year	Issuer		Yes		For	For
2020
							4 Shareholder Proposal - Report on Employee Representation on Board of Directors	Issuer		Yes		Against	For

							5 Shareholder Proposal - Report on Gender Pay Gap	Issuer		Yes		Against	For

12/21/2019 The Scotts Miracle-Gro Company		SMG	810186106		1/27/2020		1 DIRECTOR							12/27/2019
							James Hagedorn	Issuer		Yes		For All	For All
							Brian D. Finn	Issuer		Yes		For All	For All
							Nancy G. Mistretta	Issuer		Yes		For All	For All
							2 Approval, on an advisory basis, of the compensation of the Company's named	Issuer		Yes		For	For
executive officers.
							3 Ratification of the selection of Deloitte & Touche LLP as the Company's	Issuer		Yes		For	For
independent registered public accounting firm for the fiscal year ending September
30, 2020.

3/20/2020 22ND CENTURY GROUP, INC. XXII			90137	F103	5/1/2020		1 DIRECTOR	Issuer		Yes		For All	For All	3/20/2020
Clifford B. Fleet
Roger D. O'Brien
							2 To approve, by non-binding vote, 2019 executive compensation.	Issuer		Yes		For	For
							3 Ratification of the appointment of Freed Maxick CPAs as the independent	Issuer		Yes		For	For
registered public accounting firm.

3/19/2020 ABBOTT LABORATORIES		ABT	2824100 04/24			//2020	1 DIRECTOR	Issuer		Yes		For All	For All	3/20/2020
R.J. Alpern
R.S. Austin
S.E. Blount
R.B. Ford
M.A. Kumbier
E.M. Liddy
D.W. McDew
N. McKinstry
P.N. Novakovic
W.A. Osborn
D.J. Starks
J.G. Stratton
G.F. Tilton
M.D. White
							2 Ratification of Ernst & Young LLP as Auditors.	Issuer		Yes		For	For
							3 Say on Pay - An Advisory Vote to Approve Executive Compensation.	Issuer		Yes		For	For
							4 Shareholder Proposal - Lobbying Disclosure.	Issuer		Yes		Against	For
							5 Shareholder Proposal - Non-GAAP Financial Performance Metrics Disclosure.	Issuer		Yes		Against	For

							6 Shareholder Proposal - Shareholder Voting on By-Law Amendments.	Issuer		Yes		Against	For
							7 Shareholder Proposal - Simple Majority Vote.	Issuer		Yes		Against	For

3/27/2020 ABBIE VIE		ABBV	00287	Y109	5/8/2020		1 DIRECTOR	Issuer		Yes		For All	For All	3/27/2020
Robert J. Alpern
Edward M. Liddy
Melody B. Meyer
Frederick H. Waddell
							2 Ratification of Ernst & Young LLP as AbbVie's independent registered public	Issuer		Yes		For	For
accounting firm for 2020
							3 Say on Pay - An advisory vote on the approval of executive compensation	Issuer		Yes		For	For
							4 Approval of a management proposal regarding amendment of the certificate of	Issuer		Yes		Yes	For
incorporation to eliminate supermajority voting
							5 Stockholder Proposal - to Issue an Annual Report on Lobbying	Issuer		Yes		Against	For
							6 Stockholder Proposal - to Adopt a Policy to Require Independent Chairman	Issuer		Yes		Against	For
							7 Stockholder Proposal - to Issue a Compensation Committee Report on Drug Pricing	Issuer		Yes		Against	For

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2019 to June 30, 2020

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
	3/21/2020 BAUSCH HEALTH	BHC	071734107		4/27/2020	1a Election of Director: Richard U. De Schutter	Issuer		Yes		For	For	3/27/2020
COMPANIES, INC.
						1b Election of Director: D. Robert Hale	Issuer		Yes		For	For
						1c Election of Director: Dr. Argeris (Jerry) N. Karabelas	Issuer		Yes		For	For
						1d Election of Director: Sarah B. Kavanagh	Issuer		Yes		For	For
						1e Election of Director: Joseph C. Papa	Issuer		Yes		For	For
						1f Election of Director: John A. Paulson	Issuer		Yes		For	For
						1g Election of Director: Robert N. Power	Issuer		Yes		For	For
						1h Election of Director: Russel C. Robertson	Issuer		Yes		For	For
						1j Election of Director: Thomas W. Ross, Sr.	Issuer		Yes		For	For
						1k Election of Director: Amy B. Wechsler, M.D.	Issuer		Yes		For	For
						2 The approval, in an advisory vote, of the compensation of our Named Executive	Issuer		Yes		For	For
Officers.
						3 The approval of an amendment to the Company's Amended and Restated 2014	Issuer		Yes		For	For
Omnibus Incentive Plan to increase the number of Common Shares authorized under such plan.
						4 To appoint PricewaterhouseCoopers LLP as the auditors for the Company to hold	Issuer		Yes		For	For
office until the close of the 2021 Annual Meeting of Shareholders and to authorize the Company's Board of Directors to fix the auditors' remuneration.

	4/2/2020 CBDMD, INC.	YCBD	12482	W101	4/23/2020	1 DIRECTOR	Issuer		Yes		For All	For All	4/3/2020
Martin A. Sumichrast
R. Scott Coffman
Bakari Sellers
Peter J. Ghiloni
Scott G. Stephen
William F. Raines, III
						2 The ratification of the appointment of Cherry Bekaert LLP as the Company's	Issuer		Yes		For	For
independent registered public accounting firm

4/16/2020 CORBUS PHARMACEUTICALS CRBP			21833	P103	5/20/2020	1 DIRECTOR	Issuer		Yes		For	For	4/17/2020
HOLDINGS, INC.

Yuval Cohen
Alan Holmer
David P. Hochman
Avery W. Catlin
Peter Salzmann
John Jenkins
Rachelle Jacques
						2 Ratification of EisnerAmper LLP as the Company's independent registered public	Issuer		Yes		For	For
accounting firm for the year ending December 31, 2020.
						3 Approval, on an advisory basis, of the executive compensation of the Company's	Issuer		Yes		For	For
named executive officers.
						4 To vote, on an advisory basis, on how often the Company will conduct an advisory	Issuer		Yes		1 Year	For
vote on executive compensation

	4/11/2020 GW PHARMACEUTICALS PLC	GWPH	36197	T103	5/26/2020	1 To re-elect Dr. Geoffrey W. Guy as a Director	Issuer		Yes		For	For	4/17/2020

						2 To re-elect Cabot Brown as a Director	Issuer		Yes		For	For
						3 To approve the 2020 Long Term Incentive Plan	Issuer		Yes		For	For
						4 To approve the Directors' Remuneration Report	Issuer		Yes		For	For
						5 To approve the compensation of the Company's named executive officers	Issuer		Yes		For	For
						6 To ratify the appointment of Deloitte and Touche LLP as the Company's US public	Issuer		Yes		For	For
accounting firm
						7 To re-appoint Deloitte LLP as the UK Auditor	Issuer		Yes		For	For
						8 To authorise the Directors to determine the Auditors' remuneration	Issuer		Yes		For	For
						9 To receive, consider and adopt the Directors' and Auditors' Reports and Statement	Issuer		Yes		For	For
of Accounts for the 12-month period ended 31 December 2019 and note that the
Directors do not recommend the payment of a dividend
						10 To authorise the Directors to allot shares pursuant to Section 551 of the Companies	Issuer		Yes		For	For
Act 2006 (the "2006 Act") such authority to be valid up to 26 May 2021

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2019 to June 30, 2020

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted
						11 Subject to the passing of Resolution 10, to authorise the Directors to allot equity	Issuer		Yes		For	For
securities, under Section 570 of the 2006 Act as if Section 561(1) of the 2006 Act
did not apply to such allotment

	4/24/2020 TELADOC HEALTH, INC.	TDOC	87918	A105	5/28/2020	1 DIRECTOR	Issuer		Yes		For All	For All	4/24/2020
Ms. Helen Darling
Mr. William H. Frist MD
Mr. Michael Goldstein
Mr. Jason Gorevic
Ms. C. A. Jacobson
Mr. Thomas G. McKinley
Mr. Kenneth H. Paulus
Mr. David Shedlarz
Mr. Mark D. Smith, MD
Mr. David B. Snow, Jr.
						2 Approve, on an advisory basis, the compensation of Teladoc Health's named	Issuer		Yes		For	For
executive officers.
						3 Ratify the appointment of Ernst & Young LLP as Teladoc Health's independent	Issuer		Yes		For	For
registered public accounting firm for the fiscal year ending December 31, 2020.

	4/21/2020 MERCK & CO., INC.	MRK	58933	Y105	5/26/2020	1a Election of Director: Leslie A. Brun	Issuer		Yes		For	For	4/24/2020
						1b Election of Director: Thomas R. Cech	Issuer		Yes		For	For
						1c Election of Director: Mary Ellen Coe	Issuer		Yes		For	For
						1d Election of Director: Pamela J. Craig	Issuer		Yes		For	For
						1e Election of Director: Kenneth C. Frazier	Issuer		Yes		For	For
						1f Election of Director: Thomas H. Glocer	Issuer		Yes		For	For
						1g Election of Director: Risa Lavizzo-Mourey	Issuer		Yes		For	For
						1h Election of Director: Paul B. Rothman	Issuer		Yes		For	For
						1i Election of Director: Patricia F. Russo	Issuer		Yes		For	For
						1j Election of Director: Christine E. Seidman	Issuer		Yes		For	For
						1k Election of Director: Inge G. Thulin	Issuer		Yes		For	For
						1l Election of Director: Kathy J. Warden	Issuer		Yes		For	For
						1m Election of Director: Peter C. Wendell	Issuer		Yes		For	For
						2 Non-binding advisory vote to approve the compensation of our named executive	Issuer		Yes		For	For
officers.
						3 Ratification of the appointment of the Company's independent registered public	Issuer		Yes		For	For
accounting firm for 2020.
						4 Shareholder proposal concerning shareholder right to act by written consent.	Issuer		Yes		Against	For

						5 Shareholder proposal regarding allocation of corporate tax savings.	Issuer		Yes		Against	For

	4/29/2020 REGENERON	REGN	75886	F107	6/12/2020	1a Election of Director: N. Anthony Coles, M.D.	Issuer		Yes		For	For
PHARMACEUTICALS, INC.
						1b Election of Director: Joseph L. Goldstein, M.D.	Issuer		Yes		For	For
						1c Election of Director: Christine A. Poon	Issuer		Yes		For	For
						1d Election of Director: P. Roy Vagelos, M.D.	Issuer		Yes		For	For
						1e Election of Director: Huda Y. Zoghbi, M.D.	Issuer		Yes		For	For
						2 Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's	Issuer		Yes		For	For
independent registered public accounting firm for the fiscal year ending December
31, 2020.
						3 Proposal to approve the Second Amended and Restated Regeneron	Issuer		Yes		For	For
Pharmaceuticals, Inc. 2014 Long-Term Incentive Plan.
						4 Proposal to approve, on an advisory basis, executive compensation.	Issuer		Yes		For	For

	4/28/2020 CARA THERAPEUTICS, INC.	CARA	140755109		6/4/2020	1 DIRECTOR	Issuer		Yes		For All	For All
						Derek Chalmers PhD, DSc	Issuer		Yes
						Martin Vogelbaum	Issuer		Yes
						2 Advisory vote to approve the compensation of our named executive officers.	Issuer		Yes		For	For

						3 Advisory vote to approve the frequency of future non-binding advisory votes to	Issuer		Yes		1 Year	For
approve the compensation of our named executive officers.
						4 Ratification of the appointment of Ernst & Young LLP as the registered public	Issuer		Yes		For	For
accounting firm for the fiscal year ending December 31, 2020.

American Growth Fund, Inc. (Series 2)
NPX - Proxy Voting Record
From July 1, 2019 to June 30, 2020

					Shareholder	Proposals / Identification				Cast its Vote	Recommendations of the	Cast its Vote for or	Date
Date Notified	Company	Symbol	CUSIP		Meeting Date	Voted on		Proposed		Yes or No	Board of Directors	Against Management	Voted

	6/2/2020 Power REIT	PW	73933	H101	6/24/2020	1 DIRECTOR	Issuer		Yes		For All	For All	6/5/2020
David H. Lesser
Virgil E. Wenger
Patrick R. Haynes, III
William S. Susman
						2 Ratification of appointment of MaloneBailey LLP as the Trust's independent	Issuer		Yes		For	For
registered public accounting firm.
						3 Approve the 2020 Equity Incentive Plan.	Issuer		Yes		For	For

	6/9/2020 CONSTELLATION BRANDS,	STZ	21036	P108	7/21/2020	1 DIRECTOR	Issuer		Yes		For All	For All	6/12/2020
INC.
Christy Clark
Jennifer M. Daniels
Jerry Fowden
Ernesto M. Hernandez
S. Somersille Johnson
James A. Locke III
J. Manuel Madero Garza
Daniel J. McCarthy
William A. Newlands
Richard Sands
Robert Sands
Judy A. Schmeling
						2 To ratify the selection of KPMG LLP as the Company's independent registered	Issuer		Yes		For	For
public accounting firm for the fiscal year ending February 28, 2021.

						3 To approve, by an advisory vote, the compensation of the Company's named	Issuer		Yes		For	For
executive officers as disclosed in the Proxy Statement.

	6/17/2020 AKERNA CORP.	KERN	00973	W102	6/26/2020	1 Approval of the issuance of shares of Akerna common stock upon the exchange of	Issuer		Yes		For	For	6/19/2020
Exchangeable Shares, as further described in the proxy statement (the "Stock
Issuance").
						2 Approval of the Arrangement.	Issuer		Yes		For	For
						3 Approval of the Solo Option.	Issuer		Yes		For	For
						4 Approval of the Incentive Plan Amendment.	Issuer		Yes		For	For
						5 Approval to adjourn the Special Meeting, to permit further solicitation, if there are	Issuer		Yes		For	For
not sufficient votes.